ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2018
Lagou Information Limited
ACQUISITION
Schedule of allocation of the purchase price at the date of acquisition

RMB
Net assets	125,026
Identifiable intangible assets:
Trade names	60,183
Technology	35,979
Goodwill	818,730
Deferred tax liabilities	(14,424)
Redeemable non-controlling interests	(242,900)
Total	782,594